Customer and Commercial Financing - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of customer and commercial financing maturities [Abstract]
Interest rate on customer and commercial financing	3.24%	5.38%
Accrued losses on customer and commercial financing	$ 3.1	$ 3.1